Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas
Revenue	₽ 40,622	₽ 35,941	₽ 29,593
Continuing and discontinued operations
Disclosure of geographical areas
Revenue	43,236	39,336	30,610
Russia | Continuing and discontinued operations
Disclosure of geographical areas
Revenue	33,283	29,485	22,693
Other CIS | Continuing and discontinued operations
Disclosure of geographical areas
Revenue	1,746	1,592	1,393
EU | Continuing and discontinued operations
Disclosure of geographical areas
Revenue	2,748	3,291	2,353
Other countries | Continuing and discontinued operations
Disclosure of geographical areas
Revenue	₽ 5,459	₽ 4,968	₽ 4,171